Securities and other financial assets, net (Details 7) - USD ($) $ in Thousands		Dec. 31, 2018		Dec. 31, 2017
Financial assets at amortised cost	[2]	$ 86,326	[1]	$ 69,974
Fair value		21,798		16,733
Not later than one year [member]
Financial assets at amortised cost		8,386		0
Fair value		7,743		0
Later than one year and not later than five years [member]
Financial assets at amortised cost		8,084		16,962
Fair value		7,898		16,733
Later than five years [member]
Financial assets at amortised cost		5,926		0
Fair value		6,157		0
Total Maturities [Member]
Financial assets at amortised cost		22,396		16,962
Fair value		$ 21,798		$ 16,733

[1]	At December 31, 2018, investment securities at amortized cost were reclassified from level 1 to level 2 of the fair value hierarchy due to changes in market conditions causing that the quoted prices were no longer active for these financial instruments.
[2]	The carrying value of securities at amortized cost is net of the accrued interest receivable of $1.1 million and the allowance for expected credit losses of $0.1 million as of December 31, 2018, and the accrued interest receivable of $1.0 million and the allowance for expected credit losses $0.2 million as of December 31, 2017.